Trading revenues (Tables)	12 Months Ended
Dec. 31, 2022
Trading revenues
in	2022	2021	2020
Trading revenues (CHF million) [1]
Interest rate products	(1,374)	1,110	(1,068)
Foreign exchange products	529	1,138	2,587
Equity/index-related products	501	1,614	1,127
Credit products	540	(1,416)	482
Commodity and energy products	8	(6)	62
Other products	(655)	(9)	105
Trading revenues	(451)	2,431	3,295
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.
1 The classification of certain product types has been revised, prior periods have been reclassified to conform to the current presentation.

Bank
Trading revenues
in	2022	2021	2020
Trading revenues (CHF million) [1]
Interest rate products	(1,367)	1,081	(1,158)
Foreign exchange products	521	1,133	2,596
Equity/index-related products	427	1,589	1,092
Credit products	540	(1,416)	482
Commodity and energy products	8	(6)	62
Other products	(654)	(10)	104
Trading revenues	(525)	2,371	3,178
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.
1 The classification of certain product types has been revised, prior periods have been reclassified to conform to the current presentation.